Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
NET SALES	$ 523,404	$ 556,146	$ 361,297
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	480,735	510,687	302,910
Mobile Communications
Segment Reporting Information [Line Items]
NET SALES	37,447	39,322	50,896
Others
Segment Reporting Information [Line Items]
NET SALES	$ 5,222	$ 6,137	$ 7,491